SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Salaries	$ 391,165	$ 202,673	$ 590,486	$ 387,781
Cash performance bonus	248,076	113,600	374,445	232,697
Statutory bonus	14,829	9,736	27,921	24,771
One-time cash bonus related to Business Combination (refer to Note 3)			226,000
Non-executive director’s fees	176,484	41,500	229,290	41,500
Non-cash benefits	9,723	7,480	18,207	14,861
Share-based payment expense (refer to Note 16)	1,140,218		1,140,218
Total	1,980,495	374,989	2,606,567	701,610
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Salaries					$ 772,793	$ 835,448	$ 827,412
Cash performance bonus					576,148		346,118
Statutory bonus					52,284	104,956	93,168
Non-executive director’s fees					125,329	90,000	57,000
Non-cash benefits					4,783	4,587	4,962
Severance benefits						224,593
Total					$ 1,531,337	$ 1,259,584	$ 1,328,660